UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2011

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (88.7%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		$1,430,000	$1,265,550

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015		1,785,000	1,749,300

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018		535,000	541,688

			3,556,538
Automotive (2.1%)

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		1,810,000	1,814,525

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021		1,820,000	1,556,100

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		1,925,000	2,165,625

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		1,810,000	1,756,621

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		2,230,000	2,230,000

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		615,000	613,223

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018		970,000	965,150

Navistar International Corp. sr. notes 8 1/4s, 2021		2,210,000	2,276,300

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,000,000	1,431,838

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		$1,080,000	1,177,200

			15,986,582
Basic materials (7.2%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017		1,935,000	1,702,800

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		1,900,000	1,847,750

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)		175,000	115,500

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)		710,000	752,600

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		1,310,000	1,313,275

CEMEX SAB de CV 144A company guaranty sr. notes 9s, 2018 (Mexico)		295,000	243,375

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.247s, 2013 (Netherlands)		590,000	567,875

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019		1,515,000	1,636,200

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019		430,000	409,575

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015		630,000	600,075

Exopack Holding Corp. 144A sr. notes 10s, 2018		1,065,000	1,049,025

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		2,655,000	2,681,550

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		1,485,000	1,490,569

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,020,000	2,009,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020		745,000	650,013

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,180,000	1,103,300

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		1,165,000	1,215,919

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		960,000	998,400

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		760,000	769,500

Ineos Group Holdings, PLC company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	1,195,000	1,369,827

JMC Steel Group 144A sr. notes 8 1/4s, 2018		$285,000	278,588

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)	EUR	48,000	66,771

Lyondell Chemical Co. sr. notes 11s, 2018		$6,109,692	6,819,944

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017		1,809,000	2,003,468

Momentive Performance Materials, Inc. notes 9s, 2021		2,510,000	2,146,050

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		1,535,000	1,350,800

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018		470,000	485,275

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		2,610,000	2,747,025

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		1,600,000	1,592,000

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)		1,905,000	2

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	495,000	755,855

Pregis Corp. company guaranty notes FRN 6.605s, 2013	EUR	240,000	310,843

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013		$945,000	869,400

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		635,000	741,363

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)	EUR	150,000	204,653

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015 (Ireland)	EUR	25,000	34,944

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)		$942,000	930,225

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)		380,000	365,750

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017		935,000	993,438

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		2,470,000	2,624,375

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		1,835,000	1,876,283

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		440,000	517,001

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)		735,000	670,688

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		1,770,000	1,814,250

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015		1,630,000	1,625,925

USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		370,000	322,825

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019		945,000	753,638

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014		537,000	569,220

			55,997,627
Broadcasting (2.4%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	648,025

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016		1,345,000	934,775

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014		705,000	484,688

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017		275,000	291,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		2,170,000	2,321,900

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019		1,645,000	1,443,488

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016		840,000	900,900

DISH DBS Corp. company guaranty 7 1/8s, 2016		760,000	775,200

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,820,000	1,933,750

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,350,000	1,360,125

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		1,740,000	1,679,100

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017		1,350,000	1,383,750

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		1,385,000	1,184,175

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		35,000	33,600

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013		1,030,000	1,156,175

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		1,750,000	1,789,375

			18,320,526
Building materials (1.5%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020		1,335,000	1,361,700

Building Materials Corp. 144A sr. notes 7s, 2020		580,000	580,000

Building Materials Corp. 144A sr. notes 6 7/8s, 2018		615,000	602,700

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		530,000	507,475

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		1,655,000	1,522,600

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021		780,000	666,900

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018		1,070,000	1,021,850

Owens Corning company guaranty sr. unsec. notes 9s, 2019		2,310,000	2,702,700

Ply Gem Industries, Inc. company guaranty sr. notes 8 1/4s, 2018		260,000	219,700

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017		2,065,000	1,987,563

Vulcan Materials Co. sr. unsec. unsub. notes 7 1/2s, 2021		530,000	522,004

			11,695,192
Cable television (2.5%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021		600,000	621,000

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014		855,000	842,175

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018		625,000	631,250

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,965,000	2,082,900

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	492,325

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		880,000	910,800

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016		964,581	1,114,091

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018		435,000	452,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,950,000	1,896,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		2,030,000	2,019,850

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017		3,885,000	4,040,400

CSC Holdings LLC sr. notes 6 3/4s, 2012		146,000	148,920

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		250,000	270,625

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		735,000	742,350

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015		115,000	116,150

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		390,000	393,900

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	995,000	1,001,208

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)	CAD	940,000	949,081

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		$730,000	804,825

			19,530,625
Capital goods (4.9%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		2,835,000	2,930,681

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014		755,000	726,688

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		95,000	92,150

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017		1,395,000	1,478,700

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		420,000	361,200

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	130,000	171,656

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)	EUR	480,000	633,807

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		$410,000	422,300

Berry Plastics Corp. company guaranty notes FRN 4.122s, 2014		645,000	561,150

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018		885,000	814,200

Berry Plastics Corp. notes 9 3/4s, 2021		195,000	180,863

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021		310,000	311,550

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	370,000	504,432

Graham Packaging Co., LP/GPC Capital Corp. company guaranty sr. unsec. notes 8 1/4s, 2017		$685,000	691,850

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		2,809,000	2,886,248

Kratos Defense & Security Solutions, Inc. 144A company guaranty sr. notes 10s, 2017		130,000	133,575

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,065,000	3,858,246

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020		200,000	205,000

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		2,415,000	2,312,363

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		990,000	980,100

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)		780,000	797,550

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019		1,135,000	1,075,413

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019		1,610,000	1,449,000

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)		305,000	283,650

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)		440,000	370,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019		485,000	485,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019		485,000	459,538

Ryerson Holding Corp. sr. disc. notes zero %, 2015		600,000	288,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015		2,985,000	3,063,356

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018		625,000	653,125

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		1,240,000	1,258,600

Terex Corp. sr. unsec. sub. notes 8s, 2017		2,524,000	2,460,900

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		2,240,000	2,273,600

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017		1,229,000	1,290,450

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		1,865,000	1,897,638

			38,363,279
Coal (2.1%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,045,000	1,021,488

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		1,370,000	1,349,450

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		1,370,000	1,349,450

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019		1,420,000	1,398,700

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013		606,000	604,485

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		4,055,000	4,359,125

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		1,835,000	1,951,981

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021		230,000	228,275

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019		575,000	520,375

Peabody Energy Corp. company guaranty 7 3/8s, 2016		3,490,000	3,795,375

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		150,000	154,500

			16,733,204
Commercial and consumer services (1.8%)

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)		605,000	606,513

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018		600,000	547,500

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015		570,000	574,275

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		3,685,000	3,906,100

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,958,000	1,869,890

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		805,000	835,188

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		2,700,000	2,288,250

Travelport LLC company guaranty 11 7/8s, 2016		840,000	594,300

Travelport LLC company guaranty 9 7/8s, 2014		1,155,000	984,638

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		2,230,000	1,789,575

			13,996,229
Consumer (1.1%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		605,000	645,081

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017		2,255,000	2,305,738

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020	EUR	250,000	355,166

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020		$1,240,000	1,226,050

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015		2,545,000	2,513,188

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec. notes 10 1/4s, 2016		1,590,000	1,446,900

			8,492,123
Consumer staples (7.5%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015		1,020,000	1,115,625

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)		415,457	13,295

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		365,000	373,213

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		1,475,000	1,462,094

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		550,000	587,125

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018		1,227,000	1,199,393

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)		805,000	780,850

CKE Restaurants, Inc. company guaranty sr. notes 11 3/8s, 2018		1,330,000	1,414,788

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		1,175,000	1,003,156

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015 (In default)(NON)		74,494	63,879

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		1,935,000	2,058,356

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		2,270,000	2,406,200

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018		1,730,000	1,799,200

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018		365,000	373,213

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		1,830,000	1,738,500

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		1,405,000	1,457,688

Dole Food Co. sr. notes 13 7/8s, 2014		441,000	512,663

Dole Food Co. 144A sr. notes 8s, 2016		841,000	868,333

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,415,000	1,404,388

Hertz Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2018		570,000	558,600

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	1,450,000	2,010,357

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		$585,000	649,350

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021		3,590,000	3,262,413

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015		215,000	226,288

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015		625,000	657,813

Libbey Glass, Inc. sr. notes 10s, 2015		832,000	890,240

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018		715,000	750,750

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015		1,285,000	1,307,488

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		1,220,000	1,268,800

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2018		620,000	644,800

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015		1,700,000	1,542,750

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015		1,050,000	1,118,250

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	539,463

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		780,000	758,550

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		2,370,000	2,073,750

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		445,000	467,250

Roadhouse Financing, Inc. notes 10 3/4s, 2017		455,000	450,450

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		815,000	759,988

Service Corporation International sr. notes 7s, 2019		660,000	674,850

Service Corporation International sr. notes 7s, 2017		205,000	214,225

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,100,238

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		2,325,000	2,627,250

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018		1,065,000	1,155,525

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019		2,056,466	2,228,695

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		1,125,000	1,094,063

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		1,510,000	1,759,150

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020		620,000	554,900

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019		975,000	1,016,438

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016		2,480,000	2,662,900

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		690,000	672,750

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,240,000	1,184,200

			58,514,493
Energy (oil field) (1.3%)

Complete Production Services, Inc. company guaranty 8s, 2016		1,255,000	1,267,550

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018		1,550,000	1,604,250

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016		3,795,000	3,870,900

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,285,000	1,262,513

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		1,945,000	2,071,425

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		340,000	362,100

			10,438,738
Entertainment (0.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		2,490,000	2,402,850

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		255,000	269,025

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019		655,000	687,750

Cinemark USA, Inc. 144A company guaranty sr. sub. notes 7 3/8s, 2021		310,000	299,925

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018		1,175,000	1,186,750

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015		406,000	447,615

			5,293,915
Financials (9.6%)

ABN Amro North American Holding Preferred Capital Repackage Trust I 144A jr. sub. bonds FRB 6.523s, perpetual maturity		2,605,000	2,005,850

ACE Cash Express, Inc. 144A sr. notes 11s, 2019		1,745,000	1,644,663

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		1,235,000	1,187,966

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015		895,000	939,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	802,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,620,000	2,574,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.454s, 2014		821,000	769,365

Ally Financial, Inc. unsec. sub. notes 8s, 2018		905,000	882,375

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058		1,900,000	1,886,320

BAC Capital Trust VI bank guaranty jr. unsec. sub. notes 5 5/8s, 2035		1,130,000	894,409

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026		405,000	402,975

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037		1,365,000	1,337,700

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		485,000	474,088

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017		1,040,000	1,180,400

CIT Group, Inc. sr. bonds 7s, 2017		172	170

CIT Group, Inc. sr. bonds 7s, 2016		978	973

CIT Group, Inc. 144A bonds 7s, 2017		7,914,000	7,815,075

CIT Group, Inc. 144A bonds 7s, 2016		3,402,000	3,384,990

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,290,000

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018		765,000	795,600

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019		1,425,000	1,453,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031		2,075,000	1,743,000

E*Trade Financial Corp. sr. notes 6 3/4s, 2016		1,040,000	1,060,800

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017		1,065,000	1,224,750

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)		2,085,000	1,407,375

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,650,000	1,526,540

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		650,000	465,243

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015		555,000	525,863

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018		3,215,000	3,247,150

ING Groep NV jr. unsec. sub. notes 5.775s, perpetual maturity (Netherlands)		545,000	457,800

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		155,000	140,275

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		200,000	214,750

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,362,000	1,385,835

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058		300,000	369,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		670,000	629,800

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037		195,000	179,131

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)		640,000	609,600

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		1,825,000	1,916,250

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		400,000	400,000

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015		1,620,000	1,563,300

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		1,645,000	1,579,200

Provident Funding Associates, LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		1,750,000	1,758,750

Provident Funding Associates, LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		790,000	718,900

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047		2,800,000	2,345,000

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015		2,870,000	2,543,538

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, 2049 (United Kingdom)		3,450,000	2,622,000

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)		200,000	190,500

SLM Corp. sr. notes Ser. MTN, 8s, 2020		1,145,000	1,176,523

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		4,310,000	4,563,376

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		3,925,000	3,316,625

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 5.85s, 2013		885,000	849,600

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012		815,000	796,663

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.161s, 2014		330,000	295,350

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)		1,305,000	1,365,329

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)		125,000	130,408

			75,041,493
Gaming and lottery (3.3%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		1,949,000	1,949,000

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021		850,000	847,875

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		4,682,000	3,675,370

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015		435,000	413,250

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		4,865,000	5,242,038

Isle of Capri Casinos, Inc. company guaranty 7s, 2014		2,639,000	2,540,038

Isle of Capri Casinos, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2019		1,145,000	1,122,100

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)		1,995,000	114,713

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019		3,840,000	3,072,000

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019		385,000	409,063

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017		410,000	427,425

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015		2,045,000	2,039,888

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020		885,000	966,863

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		2,886,000	3,015,870

			25,835,493
Health care (6.3%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,194,000

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017		805,000	843,238

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017		1,785,000	1,744,838

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019 (Luxembourg)		1,690,000	2,462,531

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019		1,285,000	1,198,263

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015		3,175,000	3,218,656

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	777,331

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$3,110,000	2,830,100

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		415,000	406,700

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018		1,240,000	1,218,300

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)		2,070,000	2,142,450

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019		895,000	906,188

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)		1,505,000	1,505,000

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021		875,000	861,875

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017		335,000	366,825

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		2,865,000	3,122,850

HCA, Inc. sr. notes 6 1/2s, 2020		5,065,000	5,090,325

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		1,450,000	1,431,875

Health Management Associates, Inc. sr. notes 6 1/8s, 2016		1,765,000	1,720,875

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019		2,990,000	2,616,250

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,515,000	1,537,725

Select Medical Corp. company guaranty 7 5/8s, 2015		441,000	405,720

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		2,220,000	2,203,350

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)		577,149	580,035

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,126,488

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018		560,000	616,000

Tenet Healthcare Corp. sr. notes 9s, 2015		2,705,000	2,867,300

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		775,000	821,500

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020		1,075,000	1,042,750

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017		655,000	674,650

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	226,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,125,000	1,035,000

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		250,000	232,500

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016		59,000	37,760

			49,065,498
Homebuilding (1.1%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015		870,000	630,750

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018		850,000	586,500

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019		540,000	371,250

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		2,450,000	2,260,125

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		825,000	800,250

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		995,000	850,725

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017		2,160,000	1,717,200

Standard Pacific Corp. company guaranty sr. notes 10 3/4s, 2016		1,235,000	1,222,650

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015		270,000	263,250

			8,702,700
Household furniture and appliances (0.3%)

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		945,000	923,738

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016		1,302,000	1,419,180

			2,342,918
Lodging/Tourism (1.1%)

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)		2,084,777	2,001,386

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019(R)		2,115,000	1,988,100

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		2,147,000	2,281,188

MGM Resorts International company guaranty sr. notes 9s, 2020		330,000	352,275

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		535,000	454,750

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015		710,000	639,000

MGM Resorts International sr. notes 10 3/8s, 2014		260,000	285,350

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016		595,000	590,538

			8,592,587
Media (0.5%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		1,405,000	1,369,875

Nielsen Finance LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		235,000	266,138

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018		2,100,000	2,168,250

			3,804,263
Oil and gas (8.3%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		1,345,000	1,568,483

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		1,035,000	1,161,381

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		220,000	254,049

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040		690,000	711,315

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015		670,000	584,575

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018		1,225,000	1,335,250

Brigham Exploration Co. 144A company guaranty sr. unsec. notes 6 7/8s, 2019		365,000	362,263

Carrizo Oil & Gas, Inc. company guaranty sr. unsec notes 8 5/8s, 2018		2,425,000	2,473,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,140,000	1,159,950

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017		1,790,000	1,790,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		585,000	558,675

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017		220,000	229,350

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		400,000	452,000

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		580,000	556,800

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017		1,090,000	1,114,525

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,570,000	1,570,000

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		3,130,000	3,239,550

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016		330,000	362,175

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		1,240,000	1,308,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	803,344

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		3,315,000	3,174,113

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021		860,000	771,850

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019		1,045,000	995,363

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019		2,380,000	2,368,100

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		790,000	778,150

Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2021		1,835,000	1,761,600

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019		1,105,000	1,171,300

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,150,000	1,150,000

Milagro Oil & Gas 144A notes 10 1/2s, 2016		1,980,000	1,692,900

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		300,000	306,000

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		360,000	375,300

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		3,230,000	3,254,225

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)		440,000	278,300

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)		1,185,000	743,588

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014		455,000	514,150

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018		2,555,000	2,733,850

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015		365,000	375,950

Plains Exploration & Production Co. company guaranty 7s, 2017		3,065,000	3,095,650

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018		100,000	102,750

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016		480,000	453,600

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015		565,000	565,000

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		1,265,000	1,394,663

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	670,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		1,900,000	2,014,000

Sabine Pass LNG LP sec. notes 7 1/2s, 2016		2,625,000	2,585,625

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021		345,000	336,375

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018		3,285,000	3,252,150

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016		570,000	609,900

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019		715,000	715,000

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		415,000	409,145

Whiting Petroleum Corp. company guaranty 7s, 2014		1,245,000	1,319,700

Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,800,000	2,156,233

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		541,000	680,595

			64,400,910
Publishing (0.4%)

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015		1,130,000	870,100

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		1,250,000	1,012,500

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016		490,000	426,300

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017		750,000	723,750

Vertis, Inc. company guaranty sr. sec. notes Ser. A, 8 1/2s, 2012(F)(PIK)		706,925	168,778

			3,201,428
Regional Bells (0.9%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015		700,000	693,000

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018		2,985,000	2,798,438

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		1,685,000	1,765,038

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		905,000	941,200

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2014		570,000	608,475

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		205,000	212,688

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014		70,000	70,875

			7,089,714
Retail (3.0%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		995,000	950,225

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	526,463

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014		2,375,000	2,143,438

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019		1,175,000	1,095,688

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		1,300,000	1,319,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016		1,455,000	1,605,046

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2015		545,000	643,771

Michaels Stores, Inc. company guaranty 11 3/8s, 2016		2,105,000	2,183,938

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		1,150,000	1,069,500

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015		820,000	835,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016		2,240,000	2,268,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		870,000	896,100

QVC Inc. 144A sr. notes 7 1/2s, 2019		1,935,000	2,084,963

QVC Inc. 144A sr. notes 7 3/8s, 2020		885,000	951,375

Sears Holdings Corp. company guaranty 6 5/8s, 2018		1,180,000	979,400

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016		365,000	354,963

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017		1,420,000	1,448,400

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017		2,040,000	2,203,200

			23,559,345
Technology (4.4%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020		1,945,000	1,974,175

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)		705,000	608,944

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		2,945,000	2,503,250

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		790,000	711,000

Buccaneer Merger Sub, Inc. 144A sr. notes 9 1/8s, 2019		1,930,000	1,930,000

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		1,811,350	1,675,499

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,905,000	1,776,413

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)		1,670,000	1,536,400

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		455,000	473,200

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		895,000	930,800

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)		2,410,960	2,266,302

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016		2,645,000	2,221,800

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		735,000	690,900

First Data Corp. 144A sr. bonds 12 5/8s, 2021		2,580,000	2,438,100

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		2,299,000	2,408,203

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018		654,000	699,780

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		1,515,000	1,594,538

Iron Mountain, Inc. company guaranty 8 3/4s, 2018		155,000	158,875

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020		75,000	76,969

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		540,000	558,900

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)		899,000	885,515

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)		2,230,000	2,347,075

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)		905,000	898,213

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015		1,817,000	1,853,340

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		875,000	835,625

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		485,000	511,675

			34,565,491
Telecommunications (7.5%)

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029		210,000	180,600

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		2,200,000	2,079,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		1,145,000	1,076,300

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		570,000	584,250

Digicel, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)		925,000	980,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,320,000	1,320,000

EH Holding Corp. 144A sr. notes 6 1/2s, 2019		1,050,000	1,050,000

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021		2,115,000	2,104,425

Equinix, Inc. sr. unsec. notes 7s, 2021		940,000	958,800

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)		1,775,000	1,717,313

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		5,146,093	4,998,143

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)		3,165,000	3,070,050

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		1,130,000	1,097,513

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014		1,779,000	1,801,238

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019		1,035,000	1,024,650

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		3,040,000	3,093,200

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		645,000	634,519

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013		1,316,000	1,296,260

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016		1,475,000	1,659,375

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		1,430,000	1,465,750

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017		915,000	976,763

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		2,320,000	2,470,800

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016		445,000	507,300

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,135,000	1,123,650

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		1,230,000	1,300,725

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016		1,365,000	1,436,663

Sprint Capital Corp. company guaranty 6 7/8s, 2028		4,065,000	3,638,175

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		4,315,000	4,519,963

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,355,000	1,304,188

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)		2,370,000	2,221,875

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)		1,400,000	1,452,500

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)	EUR	100,000	140,325

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)		$989,127	989,127

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		505,000	523,938

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013		795,000	844,688

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		1,890,000	1,986,863

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		925,000	938,875

			58,568,304
Telephone (0.6%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020		3,050,000	2,714,500

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016		1,460,000	1,478,250

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019		270,000	256,500

			4,449,250
Textiles (0.4%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		1,110,000	1,096,125

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		980,000	1,048,600

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		1,135,000	1,166,213

			3,310,938
Transportation (0.9%)

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,265,000	2,293,313

CHC Helicopter SA 144A company guaranty sr. notes 9 1/4s, 2020 (Luxembourg)		650,000	539,500

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 8s, 2018 (Mexico)		760,000	817,000

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 6 1/8s, 2021 (Mexico)		315,000	314,213

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		1,880,000	1,898,800

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		1,685,000	1,297,450

			7,160,276
Utilities and power (4.3%)

AES Corp. (The) sr. unsec. notes 8s, 2020		520,000	546,000

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,855,000	1,947,750

AES Corp. (The) 144A sr. notes 7 3/8s, 2021		935,000	944,350

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		1,100,000	1,034,000

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		1,340,000	1,383,550

Calpine Corp. 144A sr. notes 7 1/4s, 2017		2,707,000	2,740,838

Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		1,430,000	1,656,356

Dynegy Holdings, LLC. sr. unsec. notes 7 3/4s, 2019		4,165,000	2,540,650

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		755,000	573,800

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		530,000	515,425

Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,035,000	688,275

Edison Mission Energy sr. unsec. notes 7s, 2017		45,000	31,500

El Paso Corp. sr. unsec. notes 7s, 2017		750,000	833,487

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	789,600

El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	1,022,403

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020		560,000	562,168

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		835,000	842,407

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		1,995,000	2,044,875

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031		405,000	380,700

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		2,475,000	2,487,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	380,000

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		230,000	246,506

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021		4,195,000	4,132,075

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		935,000	1,008,054

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		190,000	196,403

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		275,000	306,625

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028		305,000	363,866

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)		2,515,927	1,031,530

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 15s, 2021		1,660,000	1,062,400

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		1,130,000	954,850

			33,247,818

Total corporate bonds and notes (cost $698,774,236)			$689,857,497

SENIOR LOANS (5.5%)(a)(c)
		Principal amount	Value

Basic materials (0.3%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017		$68,938	$66,180

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		625,000	593,750

Ineos Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)		973,963	988,572

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)		971,460	986,032

			2,634,534
Broadcasting (0.6%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.587s, 2014		695,000	592,488

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.837s, 2016		2,051,361	1,548,777

Cumulus Media, Inc. bank term loan FRN 7 1/2s, 2019		1,000,000	930,000

Univision Communications, Inc. bank term loan FRN 4.437s, 2017		1,725,281	1,532,624

			4,603,889
Building materials (0.1%)

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		403,988	383,788

			383,788
Capital goods (0.1%)

SRAM Corp. bank term loan FRN, 8 1/2s, 2018		420,000	411,600

			411,600
Commercial and consumer services (0.1%)

Compucom Systems, Inc. bank term loan FRN 3.69s, 2014		504,879	449,342

			449,342
Consumer cyclicals (1.3%)

Advantage Sales & Marketing, LLC bank term loan FRN 9 1/4s, 2018		185,000	178,063

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017		500,000	477,500

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		2,132,605	2,068,627

Ceasars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016		487,575	487,575

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.23s, 2014		650,300	175,581

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.23s, 2014		242,649	65,515

Golden Nugget, Inc. bank term loan FRN Ser. DD, 2.19s, 2014(PIK)		425,648	366,767

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.19s, 2014(PIK)		747,744	644,306

Goodman Global, Inc. bank term loan FRN 9s, 2017		1,275,000	1,268,625

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017		500,000	477,500

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		1,130,000	1,042,990

Revel Entertainment, LLC bank term loan FRN Ser. B, 9s, 2017		380,000	317,933

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016		1,770,584	1,726,320

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)		1,239,169	741,435

			10,038,737
Consumer staples (0.6%)

Claire's Stores, Inc. bank term loan FRN 3.019s, 2014		1,862,072	1,620,003

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		970,000	917,863

Huish Detergents, Inc. bank term loan FRN 4.44s, 2014		455,000	373,100

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		1,725,000	1,657,437

Rite Aid Corp. bank term loan FRN Ser. B, 1.958s, 2014		113,423	103,640

			4,672,043
Energy (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		1,012,078	969,907

			969,907
Financials (0.5%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		1,210,000	1,114,208

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		584,627	570,012

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014		795,825	763,992

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014		1,265,000	1,217,035

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.752s, 2017		423,476	393,832

			4,059,079
Gaming and lottery (0.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.241s, 2015		760,000	652,967

			652,967
Health care (0.7%)

Ardent Health Services bank term loan FRN 6 1/2s, 2015		535,000	513,600

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015		1,654,063	1,587,900

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018		1,281,788	1,194,199

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)		860,000	842,800

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		1,047,375	968,822

			5,107,321
Homebuilding (0.3%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017		2,600,000	2,613,000

			2,613,000
Publishing (0.2%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014		1,529,333	1,270,111

			1,270,111
Retail (0.1%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017		429,563	401,909

			401,909
Telecommunications (—%)

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014		265,000	275,766

			275,766
Utilities and power (0.6%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.74s, 2017		5,958,299	4,374,386

			4,374,386

Total senior loans (cost $46,879,648)			$42,918,379

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
		Principal amount	Value

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		$1,157,000	$797,520

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		700,000	1,004,500

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027		820,000	601,675

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		773,000	852,233

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036		1,250,000	1,215,625

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015		550,000	867,570

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)		665,000	1,043,219

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		694,000	904,803

Total convertible bonds and notes (cost $6,676,783)			$7,287,145

ASSET-BACKED SECURITIES (0.2%)(a)
		Principal amount	Value

Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)		$6,684,836	$1,807,186

Total asset-backed securities (cost $519,956)			$1,807,186

SHORT-TERM INVESTMENTS (2.7%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)		$20,183,851	$20,183,851

U.S. Treasury Bills with an effective yield of 0.082%, July 26, 2012(SEGSF)		450,000	449,539

Total short-term investments (cost $20,633,390)			$20,633,390

TOTAL INVESTMENTS

Total investments (cost $773,484,013)(b)			$762,503,597

FORWARD CURRENCY CONTRACTS at 8/31/11 (aggregate face value $17,605,436) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	9/21/11	$510,370	$522,122	$11,752
	Euro	Sell	9/21/11	4,467,206	4,414,461	(52,745)
Barclays Bank PLC
	Euro	Sell	9/21/11	1,111,482	1,097,686	(13,796)
Citibank, N.A.
	Euro	Buy	9/21/11	591,899	584,536	7,363
Credit Suisse AG
	Euro	Sell	9/21/11	1,489,308	1,471,206	(18,102)
Deutsche Bank AG
	Euro	Buy	9/21/11	59,233	58,504	729
Goldman Sachs International
	Euro	Sell	9/21/11	1,597,279	1,577,264	(20,015)
HSBC Bank USA, National Association
	Euro	Sell	9/21/11	361,149	356,767	(4,382)
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	9/21/11	538,441	550,842	12,401
	Euro	Sell	9/21/11	647,968	639,861	(8,107)
Royal Bank of Scotland PLC (The)
	Euro	Buy	9/21/11	1,113,639	1,100,079	13,560
State Street Bank and Trust Co.
	Euro	Sell	9/21/11	2,614,592	2,582,557	(32,035)
UBS AG
	Euro	Sell	9/21/11	1,515,905	1,497,417	(18,488)
Westpac Banking Corp.
	Canadian Dollar	Sell	9/21/11	922,853	944,220	21,367
	Euro	Sell	9/21/11	210,479	207,914	(2,565)

Total						$(103,063)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
	DJ CDX NA HY Series 16 Index	B+	$(116,250)	$6,000,000	6/20/16	500 bp	$(383,030)

	Total						$(383,030)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2010 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $778,143,640.
(b)	The aggregate identified cost on a tax basis is $773,572,155, resulting in gross unrealized appreciation and depreciation of $23,281,815 and $34,350,373, respectively, or net unrealized depreciation of $11,068,558.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,501 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $178,566,156 and $180,370,076, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $6,446,738 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $15,100,000 on forward currency contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to hedge market risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $1,800,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $414,592 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund. Collateral posted by the fund totaled $419,706.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$1,807,186
Convertible bonds and notes	—	7,287,145	—
Corporate bonds and notes	—	688,789,907	1,067,590
Senior loans	—	42,918,379	—
Short-term investments	20,183,851	449,539	—

Totals by level	$20,183,851	$739,444,970	$2,874,776

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(103,063)	$—
Credit default contracts	—	(266,780)	—

Totals by level	$—	$(369,843)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$—	$266,780
Foreign exchange contracts	67,173	170,236

Total	$67,173	$437,016

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011